EARNINGS/(LOSS) PER SHARE - Narrative (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Vested and Unvested Shares of Restricted Share Units, Performance Share Units, and Stock Options
Earnings per share [line items]
Number of instruments that are antidilutive in period (in shares)	6,044,026	21,879	630,574
Unvested Performance Share Units and Stock Options
Earnings per share [line items]
Number of instruments that are antidilutive in period (in shares)		4,677,462	2,389,264